Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income Taxes

15. INCOME TAXES

The Company provides for income taxes using an asset and liability approach under which deferred income taxes are provided for based upon enacted tax laws and rates applicable to periods in which the taxes become payable.

The Company recorded an income tax benefit of $589,000 and an income tax expense $79,000 for the three months ended March 31, 2020 and 2019, respectively.

As of March 31, 2020, the Company had $2.1 million of undistributed earnings and profits generated by a foreign subsidiary (Solutions Infini) for which no deferred tax liabilities have been recorded, since the Company intends to indefinitely reinvest such earnings in the subsidiary to fund the international operations and certain obligations of the subsidiary. Should the above undistributed earnings be distributed in the form of dividends or otherwise, the distributions would result in $321,000 of tax expense.

The Company files income tax returns in the United States and in foreign jurisdictions including Italy, India, and Switzerland. As of March 31, 2020, the tax years 2007 through the current period remain open to examination in each of the major jurisdictions in which the Company is subject to tax.

23. INCOME TAXES

The Company provides for income taxes using an asset and liability approach under which deferred income taxes are provided for based upon enacted tax laws and rates applicable to periods in which the taxes become payable.

The following table presents domestic and foreign components income (loss) before income tax expense for the years ended December 31, 2019 and 2018 (in thousands):

	Year Ended December 31,
	2019	2018
Domestic	$(7,857)	$(635)
Foreign	4,618	(5,041)

Loss before income tax expense	$(3,239)	$(5,676)

The provision for federal and state income taxes consists of the following (in thousands):

	Year Ended December 31,
	2019	2018
Current
Domestic:
US federal corporate income tax	$—	$—
US state corporate income tax	—	—
Foreign:
IRES (Italian corporate income tax)	66	248
IRAP (Italian regional tax on productive activities)	50	107
Foreign (India)	1,977	935
Other Italian taxes	194	62

Current	2,287	1,352
Deferred	(14)	72

Income tax expense	$2,273	$1,424

The differences between income taxes expected by applying the U.S. federal statutory tax rate of 21% and the amount of income taxes provided for are as follows (in thousands):

	Year Ended December 31,
	2019	2018
Loss before income taxes	$(3,239)	$(5,676)
Primary tax rate of the Company (1)	21.00%	24.00%
Tax benefit calculated according to the Company’s primary tax rate	(680)	(1,363)
State income tax, net of Federal	(483)	—
Foreign tax rates differences (2)	319	77
Change in applicable tax rates (3)	(513)	—
Change in valuation allowance	2,027	213
Non-taxable income	(196)	—
Costs not deductible for tax purposes	541	2,103
Costs not deductible associated with investments	36	19
CFC (Controlled Foreign Corporation rules) (4)	288	93
IRAP (Italian Regional Tax on Productive Activities)	4	154
Taxes on undistributed profits	926	180
Other taxes	4	(52)

Reported income tax expense	$2,273	$1,424

(1)

For the year ended December 31, 2019, “primary tax rate of the Company” means the U.S. federal tax rate (21%); for the year ended December 31, 2018, “primary tax rate of the Company” means the applicable Italian Corporate Income Tax (IRES) rate (24%).

(2)	For the year ended December 31, 2019, “foreign” relates to tax jurisdictions outside the United States; for the year ended December 31, 2018, “foreign” relates to tax jurisdictions outside Italy.
(3)	During 2019, applicable tax rate for Solutions Infini was reduced from 29.12% to 25.17%, resulting in a tax benefit for the period.
(4)	Recorded by the Company in relation with the Dubai subsidiary (FZE).

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

The following table presents the significant components of the Company’s deferred tax assets and liabilities (in thousands):

	As of December 31,
	2019	2018
Deferred tax assets:
Startup costs	$2,755	$—
Deferred compensation liabilities	398	128
Property and equipment	70	148
Goodwill	119	134
Net operating loss carryforward	3,370	1,736
Other	422	173

Total deferred tax assets	7,134	2,319
Less: valuation allowance	(5,591)	(723)

Total deferred tax assets, net	1,543	1,596

Deferred tax liabilities:
Intangible assets	2,351	3,389
Undistributed profits	1,093	180
Property and equipment	134	140
Other	10	6

Total deferred tax liabilities	3,588	3,715

Net deferred tax liabilities	$(2,045)	$(2,119)

As of December 31, 2019, the Company has federal, state and foreign net operating loss carryforwards totaling $11.6 million, $11.7 million and $1.6 million, respectfully. If not utilized, federal net operating losses of $5.4 million will expire at various dates from 2026 through 2037, and $6.2 million have an indefinite life. State net operating losses of $10.1 million will expire at various dates from 2037 through 2039, and $1.6 million have an indefinite life. Foreign net operating losses originated in Switzerland and will expire at various dates from 2023 through 2026.

The Company’s accounting for deferred taxes involves the evaluation of a number of factors concerning the realizability of its net deferred tax assets. The Company primarily considered such factors as its history of operating losses; the nature of the Company’s deferred tax assets, and the timing, likelihood and amount, if any, of future taxable income during the periods in which those temporary differences and carryforwards become deductible. The Company does not believe that it is more likely than not that all of the deferred tax assets will be realized; accordingly a valuation allowance has been established for the amount of the deferred tax assets on net operating loss carryforward, startup costs, and other deferred tax assets in excess of the deferred tax liabilities that will reverse prior to any net operating loss carryforward expiration date.

The following table sets forth movement in the valuation allowance for the year ended December 31, 2019 and 2018 (in thousands):

	Year Ended December 31,
	2019	2018
Balance at the beginning of the period	$723	$206
Change in scope of consolidation	2,836	305
Increase during the period	2,027	213
Effect of exchange rate changes	5	(1)

Balance at the end of the period	$5,591	$723

The Company recognizes interest and penalties, if any, related to an underpayment of income taxes in income tax expense. As of December 31, 2019, the Company has accumulated $91,000 in interest related to unrecognized tax benefits ($4,000 as of December 31, 2018).

A reconciliation of the beginning and ending amounts of gross unrecognized tax benefits as of December 31, 2019 and 2018 is as follows (in thousands):

	As of December 31,
	2019	2018
Gross unrecognized tax benefits, beginning of the year	$190	$91
Additions for tax positions of prior years	—	—
Additions for tax positions related to the current year	193	93
Change in scope of consolidation	—	—
Effect of exchange rate	(6)	2

Subtotal	377	186
Interest and penalties	91	4

Total gross unrecognized tax benefits, end of the year	$468	$190

As of December 31, 2019, the Company had $5.0 million of undistributed earnings and profits generated by a foreign subsidiary (Solutions Infini) for which no deferred tax liabilities have been recorded, since the Company intends to indefinitely reinvest such earnings in the subsidiary to fund the international operations and certain obligations of the subsidiary. Should the above undistributed earnings be distributed in the form of dividends or otherwise, the distributions would result in $757,000 of tax expense.

The Company files income tax returns in the United States and in foreign jurisdictions including Italy, India, and Switzerland. As of December 31, 2019, the tax years 2007 through the current period remain open to examination in each of the major jurisdictions in which the Company is subject to tax.